Intangible Assets- Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 19,926
2023	21,789
2024	13,744
2025	5,924
2026	2,553
Thereafter	12,235
Total	$ 76,171	$ 46,617